Consolidated Statements of Income - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Net sales
Products and systems	[1]	$ 16,798	$ 13,434	$ 12,946
Services	[1]	4,039	3,666	3,771
Net sales		20,837	17,100	16,717
Cost of sales
Products and systems	[1]	12,448	10,051	9,871
Services	[1]	2,735	2,518	2,534
Cost of sales		15,183	12,569	12,405
Gross profit		5,654	4,531	4,312
Selling, general and administrative expenses		(4,190)	(3,191)	(2,994)
Restructuring and impairment costs		(288)	(215)	(165)
Net financing charges		(289)	(274)	(226)
Equity income		174	80	110
Income from continuing operations before income taxes		1,061	931	1,037
Income tax provision		197	71	93
Income from continuing operations		864	860	944
Income (loss) from discontinued operations, net of tax (Note 4)		(1,516)	819	399
Net income (loss)		(652)	1,679	1,343
Income from continuing operations attributable to noncontrolling interests		132	46	38
Income from discontinued operations attributable to noncontrolling interests		84	70	90
Net income (loss) attributable to Johnson Controls		(868)	1,563	1,215
Amounts attributable to Johnson Controls common shareholders
Income from continuing operations		732	814	906
Income (loss) from discontinued operations		$ 1,600	$ (749)	$ (309)
Earnings (loss) per share
Basic earnings (loss) per share from continuing operations		$ 1.10	$ 1.24	$ 1.36
Basic earnings (loss) per share from discontinued operations		(2.40)	1.14	0.46
Basic earnings (loss) per share	[2]	(1.30)	2.39	1.82
Diluted earnings (loss) per share from continuing operations		1.09	1.23	1.34
Diluted earnings (loss) per share from discontinued operations		(2.38)	1.13	0.46
Diluted earnings (loss) per share		$ (1.29)	$ 2.36	$ 1.80

[1]	Products and systems consist of Buildings and Power Solutions products and systems. Services are Buildings technical services.
[2]	Certain items do not sum due to rounding.